PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31
	2011	2012
Amounts due from employees	174	151
Hong Kong withholding tax refundable (Note 13(a))	988	—
Prepayments to suppliers and other third parties	806	2,822
Prepaid expenses	554	319
Other receivables	1,535	1,517
	4,057	4,809